Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses
Professional fees	$ 82	$ 64	$ 249	$ 377
General and administrative	441	438	842	1,733
Depreciation and amortization	1	0	1	54
Impairment loss			0	1,188
Total costs and expenses	524	502	1,092	3,352
Net loss	(524)	(502)	(1,092)	(3,352)
Net loss attributable to non-controlling interest	(6)	(6)	(33)	(119)
Net loss attributable to the Company	$ (518)	$ (496)	$ (1,059)	$ (3,233)
Net loss per share
Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.06)
Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.06)
Weighted average common shares outstanding
Basics	51,152,134	51,152,134	51,152,134	51,150,624
Diluteds	51,152,134	51,152,134	51,152,134	51,150,624